SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short Term Bank Deposits Bear Interest Average Rate	1.51%	0.97%
Restricted Short Term Deposits	$ 7,097,000	$ 7,321,000
Long Term Bank Deposits Bear Interest Average Rate	2.54%	2.57%
Restricted Long Term Deposits	4,005,000	6,596,000
Revenue from Grants	3,871,000	2,799,000	2,729,000
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	954,823	1,545,867	4,072,517
Severance Cost	1,961,000	1,878,000	1,850,000
Catch Up Contribution Amount Eligible For Participants With Age 50 Or More	5,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.97	$ 3.00	$ 1.35
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	284,000	244,000	276,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Advertising Expense	562,000	342,000	329,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	127,000	(1,303,000)	1,543,000
Internal Revenue Service (IRS) [Member]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	17,500	17,500
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance	458,000	406,000
Allowance for Sales Returns [Member]
Valuation Allowances and Reserves, Balance	$ 1,338,000	$ 1,288,000